Summary of Significant Accounting Policies (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Organization and Significant Accounting Policies [Abstract]
Company's Accounts Receivable, Net of Allowance
The following table presents the Company's Accounts receivable, net of allowance for the periods presented:

(Amounts in 000’s)	March 31, 2025	December 31, 2024
Gross receivables
Real Estate Services	$415	$1,576
Healthcare Services	3,363	1,927
Subtotal	3,778	3,503
Allowance
Real Estate Services	—	(71)
Healthcare Services	(138)	(70)
Subtotal	(138)	(141)
Accounts receivable, net of allowance	$3,640	$3,362

The following table presents the Company's Accounts receivable, net of allowance for the periods presented:

(Amounts in 000’s)	December 31, 2024	December 31, 2023
Gross receivables
Real Estate Segment	$1,576	$693
Healthcare Services	1,927	2,750
Subtotal	3,503	3,443
Allowance
Real Estate Segment	(71)	—
Healthcare Services	(70)	(2,040)
Subtotal	(141)	(2,040)
Accounts receivable, net of allowance	$3,362	$1,403

Summary of Real Estate Tax Recognized on Consolidated Statements of Operations
The following table summarizes real estate tax recognized on our consolidated statements of operations in “Other Operating Expenses” for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
(Amounts in 000’s)	2024	2023
Rental revenues	$346	$336
Other operating expenses	$346	$336

Company's Accounts Payable
The following table presents the Company's Accounts payable for the periods presented:

(Amounts in 000’s)	March 31, 2025	December 31, 2024
Accounts payable
Real Estate Services	$2,913	$2,008
Healthcare Services	2,202	1,687
Total Accounts payable	$5,115	$3,695

The following table presents the Company's accounts payable for the periods presented:

(Amounts in 000’s)	December 31, 2024	December 31, 2023
Real Estate Segment	$2,008	$751
Healthcare Services	1,687	1,742
Total accounts payable	$3,695	$2,493

Schedule of Securities Outstanding that were Excluded From the Computation, Prior to the Use of the Treasury Stock Method, Because They Would Have Been Anti-dilutive
Securities outstanding that were excluded from the computation, because they would have been anti-dilutive were as follows:

(Share amounts in 000’s)	March 31, 2025	March 31, 2024
Stock options	48	33
Warrants - employee	15	32
Total anti-dilutive securities	63	65

Securities outstanding that were excluded from the computation, because they would have been anti-dilutive were as follows:

(Amounts in 000’s)	December 31, 2024	December 31, 2023
Stock options	48	33
Common Stock warrants - employee	15	32
Total shares	63	65